Cover	May 03, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 03, 2024
Entity File Number	001-34436
Entity Registrant Name	Starwood Property Trust, Inc.
Entity Central Index Key	0001465128
Entity Tax Identification Number	27-0247747
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	591 West Putnam Avenue
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	203
Local Phone Number	422-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	STWD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false